Operating expenses - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Sales and marketing	€ 5,954	€ 6,431	€ 0
Research and development expenses
Disclosure of attribution of expenses by nature to their function [line items]
Increase in Ulcerative Colitis expenses	32,030	45,233
Increase in Crohn's Disease research expenses	4,620	2,734
Increase in transversal activities	8,233	4,477
General and administrative expense
Disclosure of attribution of expenses by nature to their function [line items]
Increase in employee benefits expenses	€ 6,329	€ 11,702